Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable	12 Months Ended
Oct. 31, 2017
Notes to Financial Statements
Allowance for Doubtful Accounts for Trade Accounts Receivable Disclosure [Text Block]
(2)	Allowance for Doubtful Accounts for Trade Accounts Receivable

A summary of changes in the allowance for doubtful accounts for trade accounts receivable for the years ended
October

31,
2017,
2016
and
2015
follows:

	Years ended October 31,
	2017	2016	2015
Balance at beginning of year	$74,266	$63,011	$92,988
Bad debt expense (recovery)	21,569	11,255	(16,889)
Losses charged to allowance	(8,389)	—	(13,088)
Balance at end of year	$87,446	$74,266	$63,011